Cash Payments (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Cash payments:
Interest	$ 1,022	¥ 84,979	¥ 84,259	¥ 111,435
Income taxes	$ 603	¥ 50,153	¥ 43,927	¥ 110,962